Revenue from contracts with customers	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers
Note 7 – Revenue from contracts with customers
The following table provides information about receivables and contract liabilities from our contracts with customers:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Accounts receivable, net	143	158
Current contract liabilities (classified within other current liabilities)	(9)	(25)
Non-current contract liabilities (classified within other non-current liabilities)	(7)	(10)
Significant changes in the contract liabilities balances during the period, from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through September 30, 2022 (Successor) are as follows:

(In $ millions)	Contract Liabilities
Net contract liability at January 1, 2022 (Predecessor)	(35)

Amortization of revenue that was included in the beginning contract liability balance	16
Net contract liability at February 22, 2022 (Predecessor)	(19)

Net contract liability at February 23, 2022 (Successor)	(19)
Cash received, excluding amounts recognized as revenue	(3)

Net contract liability at March 31, 2022 (Successor)	(22)

Amortization of revenue that was included in the beginning contract liability balance	14
Cash received, excluding amounts recognized as revenue	(22)

Net contract liability at June 30, 2022 (Successor)	(30)

Amortization of revenue that was included in the beginning contract liability balance	14

Net contract liability at September 30, 2022 (Successor)	(16)

The Company does not have any material contract assets.
Significant changes in the contract liabilities balances during the nine months ended September 30, 2021 (Predecessor) are as follows:

(In $ millions)	Contract Liabilities
Net contract liability at January 1, 2021 (Predecessor)	(31)

Amortization of revenue that was included in the beginning contract liability balance	5
Cash received, excluding amounts recognized as revenue	(2)

Net contract liability at March 31, 2021 (Predecessor)	(28)

Amortization of revenue that was included in the beginning contract liability balance	5
Cash received, excluding amounts recognized as revenue	(8)

Net contract liability at June 30, 2021 (Predecessor)	(31)

Amortization of revenue that was included in the beginning contract liability balance	17
Cash received, excluding amounts recognized as revenue	(22)

Net contract liability at September 30, 2021 (Predecessor)	(36)

Note 7 – Revenue from contracts with customers
The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Accounts receivable, net	158	110
Current contract liabilities (deferred revenues) (1)	(25)	(18)
Non-current contract liabilities (deferred revenues) (1)	(10)	(13)

(1)	Current contract liabilities balances are included in “Other current liabilities,” in our Consolidated Balance Sheets as at December 31, 2021.

Significant
changes in the contract assets and the contract liabilities balances during the year ended December 31, 2020 were as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2020	—	(29)	(29)

Amortization of revenue that was included in the beginning contract liability balance	—	23	23
Cash received, excluding amounts recognized as revenue	—	(25)	(25)

Net contract liability at December 31, 2020	—	(31)	(31)

Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2021 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2021	—	(31)	(31)

Amortization of revenue that was included in the beginning contract liability balance	—	24	24
Cash received, excluding amounts recognized as revenue	—	(28)	(28)

Net contract liability at December 31, 2021	—	(35)	(35)

The deferred revenue balance of $25 million reported in “Other current liabilities” at December 31, 2021 is expected to be realized within the next twelve months and the $10 million reported in “Other non-current
liabilities” is expected to be realized within the following twelve months. The deferred revenue consists primarily of mobilization and upgrade revenue for both wholly and partially unsatisfied performance obligations as well as expected variable mobilization and upgrade revenue for partially unsatisfied performance obligations, which has been estimated for purposes of allocating across the entire corresponding performance obligations.